Vanguard Institutional Target Retirement 2045 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	157,382,853	12,543,413

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	465,390,607	8,311,876

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	149,250,194	1,643,245

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	29,450,156	666,162
Total Investment Companies (Cost $18,916,748)		23,164,696
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $15,607)	156,051	15,607
Total Investments (100.1%) (Cost $18,932,355)		23,180,303
Other Assets and Liabilities-Net (-0.1%)		(19,210)
Net Assets (100%)		23,161,093

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Vanguard Institutional Target Retirement 2045 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	11,719	NA1	NA1	—	—	37	—	15,607
Vanguard Total Bond
Market II Index Fund	1,492,017	304,882	144,824	1,567	(10,397)	10,028	—	1,643,245
Vanguard Total
International Bond
Index Fund	637,189	85,100	31,609	476	(24,994)	16,358	—	666,162
Vanguard Total
International Stock
Index Fund	7,677,971	333,599	283,332	(23,867)	607,505	90,468	—	8,311,876
Vanguard Total Stock
Market Index Fund	11,511,694	474,368	391,250	(1,115)	949,716	66,906	—	12,543,413
Total	21,330,590	1,197,949	851,015	(22,939)	1,521,830	183,797	—	23,180,303

1Not applicable—purchases and sales are for temporary cash investment purposes.